Equity-Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2021
Equity-Accounted Investees
Schedule of details of equity accounted investees

		Thousands of Euros		Thousands of Euros
	% ownership	31/12/2021	% ownership	31/12/2020
Access Biologicals LLC	49.00%	53,264	49.00%	46,782
Shanghai RAAS Blood Products Co., Ltd.	26.20%	1,909,596	26.20%	1,800,578
Grifols Egypt Plasma Derivatives	49.00%	31,847	0.00%	—
Total equity accounted investees with similar activity to that of the Group		1,994,707		1,847,360
Albajuna Therapeutics, S.L	49.00%	1,910	49.00%	3,378
GigaGen, Inc.	100.00%	—	43.96%	15,677
Mecwins, S.A.	24.99%	3,159	24.99%	2,605
Total of the rest of equity accounted investees		5,069		21,660

Total equity-accounted investees		1,999,776		1,869,020

Schedule of movement in investments in equity-accounted investees

Movement in the investments in equity-accounted investees for the year ended 31 December 2019 is as follows:

	Thousands of Euros
	2019
	Equity accounted investees with similar activity to that of the Group					Rest of equity accounted investees
				Shanghai
	Access			RAAS Blood			Albajuna
	Biologicals		Plasmavita	Products Co.,			Therapeutics,			Mecwins,	Medcom
	LLC	IBBI Group	Healthcare	Ltd.	Total	Alkahest, Inc.	S.L	Singulex, Inc.	GigaGen, Inc.	S.A.	Advance, S.A	Total	Total
Balance at 1 January	47,742	89,627	9,920	—	147,289	28,336	1,106	19,256	28,363	2,555	—	79,616	226,905

Acquisitions	—	—	—	—	—	—	3,750	—	—	—	8,619	12,369	12,369
Transfers	—	(94,127)	—	—	(94,127)	—	—	—	—	—	—	—	(94,127)
Share of profit / (losses)	3,938	4,586	448	—	8,972	(14,218)	383	—	(5,002)	(217)	(690)	(19,744)	(10,772)
Share of other comprehensive income / translation differences	966	1,658	—	—	2,624	590	(11)	538	636	—	(17)	1,736	4,360
Impairment losses	—	—	—	—	—	—	—	(19,794)	—	—	—	(19,794)	(19,794)
Collected dividends	(2,725)	(1,744)	—	—	(4,469)	—	—	—	—	—	—	—	(4,469)
Balance at 31 December	49,921	—	10,368	—	60,289	14,708	5,228	—	23,997	2,338	7,912	54,183	114,472

Movement in the investments in equity-accounted investees for the year ended 31 December 2020 is as follows:

	Thousands of Euros
	2020
	Equity accounted investees with similar activity to that of the Group				Rest of equity accounted investees
			Shanghai
	Access		RAAS Blood			Albajuna
	Biologicals	Plasmavita	Products Co.,			Therapeutics,			Medcom
	LLC	Healthcare	Ltd.	Total	Alkahest, Inc.	S.L	GigaGen, Inc.	Mecwins, S.A.	Advance, S.A	Total	Total
Balance at 1 January	49,921	10,368	—	60,289	14,708	5,228	23,997	2,338	7,912	54,183	114,472

Acquisitions	—	—	1,807,351	1,807,351	—	—	—	—	—	—	1,807,351
Transfers	—	(10,674)	—	(10,674)	(91,023)	—	—	—	—	(91,023)	(101,697)
Share of profit / (losses)	8,962	306	11,531	20,799	76,414	(1,878)	(6,725)	267	—	68,078	88,877
Share of other comprehensive income / translation differences	(4,160)	—	(16,090)	(20,250)	(99)	28	(1,595)	—	—	(1,666)	(21,916)
Impairment losses	—	—	—	—	—	—	—	—	(7,912)	(7,912)	(7,912)
Collected dividends	(7,941)	—	(2,214)	(10,155)	—	—	—	—	—	—	(10,155)
Balance at 31 December	46,782	—	1,800,578	1,847,360	—	3,378	15,677	2,605	—	21,660	1,869,020

Movement in the investments in equity-accounted investees for the year ended 31 December 2021 is as follows:

	Thousands of Euros
	2021
	Equity accounted investees with similar activity to that of the Group				Rest of equity accounted investees
		Shanghai RAAS	Grifols Egypt		Albajuna
	Access	Blood Products	Plasma		Therapeutics,
	Biologicals LLC	Co., Ltd.	Derivatives	Total	S.L	GigaGen, Inc.	Mecwins, S.A.	Total	Total
Balance at 1 January	46,782	1,800,578	—	1,847,360	3,378	15,677	2,605	21,660	1,869,020

Acquisitions	—	—	30,454	30,454	—	—	860	860	31,314
Transfers	—	—	—	—	—	(50,794)	—	(50,794)	(50,794)
Share of profit / (losses)	8,298	24,835	(578)	32,555	(1,463)	34,957	(306)	33,188	65,743
Share of other comprehensive income / translation differences	3,929	89,886	1,971	95,786	(5)	160	—	155	95,941
Collected dividends	(5,745)	(5,703)	—	(11,448)	—	—	—	—	(11,448)
Balance at 31 December	53,264	1,909,596	31,847	1,994,707	1,910	—	3,159	5,069	1,999,776

Schedule of last financial statements available for the main equity-accounted investments of Grifols

	31/12/2021		31/12/2020
	Thousands of Euros		Thousands of Euros
		Access		Access
	SRAAS	Biologicals	SRAAS	Biologicals
Non-current assets	2,877,382	2,707	2,617,024	2,795
Current assets	549,977	23,287	402,876	19,619
Cash and cash equivalents	401,117	3,790	250,073	4,178
Non-current liabilities	(3,313)	(36)	(5,074)	(1,497)
Non-current financial liabilities	(453)	—	—	—
Current liabilities	(191,133)	(3,615)	(29,088)	(3,670)
Current financial liabilities	—	(2,649)	(969)	(1,486)
Net assets	3,633,577	23,484	3,234,842	19,939

	31/12/2021		31/12/2020
	Thousands of Euros		Thousands of Euros
		Access		Access
	SRAAS	Biologicals	SRAAS	Biologicals
Net revenue	395,812	45,689	259,429	50,093
Profit for the year	181,395	17,380	139,459	17,221